Income Taxes - Schedule of Net Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Deferred Income Tax [Abstract]
Deferred income tax assets	$ 746	$ 335
Deferred income tax liabilities	(211)	(371)
Net deferred income tax (liabilities) assets	$ 535	$ (36)